Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Credit Facilities	$ 694,086	$ 732,130
Term Bank Loans	710,339	686,206
Total	1,404,425	1,418,336
Less - current portion	(300,564)	(228,492)
Long-term portion	$ 1,103,861	$ 1,189,844